Reportable Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019	Dec. 31, 2018
Long-lived asset, Total	$ 383,485				$ 383,485	$ 328,727
MENA [Member]
Long-lived asset, Total	374,911				374,911	319,552
Rest of World [Member]
Long-lived asset, Total	8,574				8,574	$ 9,175
Successor [Member]
Revenue from operations, Total	161,606	$ 145,580	$ 190,566		473,209
Successor [Member] | MENA [Member]
Revenue from operations, Total	158,229	143,914	188,488		465,856
Successor [Member] | Rest of World [Member]
Revenue from operations, Total	$ 3,377	$ 1,666	$ 2,078		$ 7,353
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total				$ 137,027
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total				134,479
Predecessor [Member] | Rest of World [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total				$ 2,548